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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3616

Madison Mosaic Income Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices) (Zip code)

Pamela M. Krill, General Counsel
Madison Legal & Compliance Department
550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-368-3195

Date of fiscal year end:  December 31

Date of reporting period: June 30, 2013

    Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

    A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1. Proxy Voting Record

Core Bond Fund

There were no matters relating to any portfolio securities that were considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote.
Madison Mosaic Income Trust ceased to exist on April 19, 2013 and has subsequently de-registered as an investment company.  This is the final report for the period prior to deregistration.

Government Fund

There were no matters relating to any portfolio securities that were considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote.
Madison Mosaic Income Trust ceased to exist on April 19, 2013 and has subsequently de-registered as an investment company.  This is the final report for the period prior to deregistration.

Institutional Bond Fund

There were no matters relating to any portfolio securities that were considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote.
Madison Mosaic Income Trust ceased to exist on April 19, 2013 and has subsequently de-registered as an investment company.  This is the final report for the period prior to deregistration.

Investment Grade Corporate Bond Fund

There were no matters relating to any portfolio securities that were considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote.
Madison Mosaic Income Trust ceased to exist on April 19, 2013 and has subsequently de-registered as an investment company.  This is the final report for the period prior to deregistration.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Income Trust

By (Signature)

Katherine L. Frank, Principal Executive Officer

Date August 15, 2013